Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	$ 44,994	$ 55,188	$ 33,479
Less Than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	9,247	7,488	6,903
Later than one year and not later than five years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	20,802	34,803	19,370
Later Than Five Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	$ 14,945	$ 12,897	$ 7,206